Definite Life Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2014
Definite Life Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year ending December 31,
2014	$17,283
2015	20,106
2016	20,106
2017	20,106
2018	20,106
Thereafter	136,059
$233,766